Financial Risk Management (Details) - Schedule of Loss Provisions are Disclosed Under Each Sub-Category of Such Financial Assets - Financial Assets [Member] - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial Risk Management (Details) - Schedule of Loss Provisions are Disclosed Under Each Sub-Category of Such Financial Assets [Line Items]
Estimated gross carrying amount at default Cash and cash equivalents	$ 311,810	$ 8,758
Expected probability of default Cash and cash equivalents	0.00%	0.00%
Expected credit losses Cash and cash equivalents
Cash and cash equivalents	311,810	8,758
Estimated gross carrying amount at default Other financial assets	$ 2,529,576	$ 330
Expected probability of default Other financial assets	0.00%	0.00%
Expected credit losses Other financial assets
Other financial assets	$ 2,529,576	$ 330